Guarantor/Non-Guarantor Condensed Consolidated Financial Information - Condensed Consolidating Statement of Comprehensive Loss (Detail) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	$ 185,380,000				$ 204,329,000					$ 848,972,000	$ 817,204,000	$ 787,314,000
Direct contract expenses	145,275,000				160,635,000					669,504,000	632,831,000	603,481,000
Gross profit	40,105,000	42,822,000	46,633,000	46,319,000	43,694,000	47,673,000	46,472,000	46,681,000	43,547,000	179,468,000	184,373,000	183,833,000
Operating expenses	18,864,000				22,250,000					84,128,000	91,494,000	83,035,000
General and administrative	18,993,000				11,804,000					53,139,000	52,441,000	65,305,000
Operating income (loss)	2,248,000				9,640,000					42,201,000	40,438,000	35,493,000
Other income (expense):
Interest income	11,000				17,000					55,000	78,000	45,000
Interest expense	(18,948,000)				(18,919,000)					(75,700,000)	(74,934,000)	(73,919,000)
Other	(28,000)				(15,000)					(84,000)	(55,000)	32,000
Gains (losses) on extinguishment of debt										3,913,000		939,000
Total other (expense) income	(18,965,000)				(18,917,000)					(71,816,000)	(74,911,000)	(72,903,000)
Income (loss) before taxes	(16,717,000)				(9,277,000)					(29,615,000)	(34,473,000)	(37,410,000)
Income tax expense	(1,745,000)				(1,744,000)					(6,977,000)	(6,974,000)	(6,974,000)
Net income (loss)	(18,462,000)	(9,353,000)	(7,087,000)	(9,131,000)	(11,021,000)	(9,526,000)	(8,866,000)	(10,245,000)	(12,810,000)	(36,592,000)	(41,447,000)	(44,384,000)
Other comprehensive income:
Post retirement actuarial gains										279,000	26,000	55,000
Comprehensive income (loss)	(18,462,000)				(11,021,000)					(36,313,000)	(41,421,000)	(44,329,000)
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	183,384,000				202,057,000					839,608,000	802,664,000	769,467,000
Direct contract expenses	144,060,000				159,162,000					663,380,000	624,788,000	593,600,000
Gross profit	39,324,000				42,895,000					176,228,000	177,876,000	175,867,000
Operating expenses	18,385,000				21,621,000					81,838,000	88,736,000	79,871,000
General and administrative	18,983,000				11,734,000					52,491,000	52,123,000	64,374,000
Operating income (loss)	1,956,000				9,540,000					41,899,000	37,017,000	31,622,000
Other income (expense):
Interest income	11,000				17,000					55,000	78,000	45,000
Interest expense	(18,948,000)				(18,919,000)					(75,700,000)	(74,934,000)	(73,919,000)
Other	(28,000)				(15,000)					(200,000)	(63,000)	(535,000)
Gains (losses) on extinguishment of debt										3,913,000		939,000
Equity in net income (loss) of subsidiaries	292,000				100,000					418,000	3,429,000	4,438,000
Total other (expense) income	(18,673,000)				(18,817,000)					(71,514,000)	(71,490,000)	(69,032,000)
Income (loss) before taxes	(16,717,000)				(9,277,000)					(29,615,000)	(34,473,000)	(37,410,000)
Income tax expense	(1,745,000)				(1,744,000)					(6,977,000)	(6,974,000)	(6,974,000)
Net income (loss)	(18,462,000)				(11,021,000)					(36,592,000)	(41,447,000)	(44,384,000)
Other comprehensive income:
Post retirement actuarial gains										279,000	26,000	55,000
Comprehensive income (loss)	(18,462,000)				(11,021,000)					(36,313,000)	(41,421,000)	(44,329,000)
Guarantor Companies [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	1,771,000				2,218,000					8,627,000	14,015,000	17,025,000
Direct contract expenses	1,091,000				1,337,000					5,638,000	7,743,000	9,333,000
Gross profit	680,000				881,000					2,989,000	6,272,000	7,692,000
Operating expenses	392,000				560,000					1,972,000	2,531,000	3,076,000
General and administrative	1,000				49,000					604,000	156,000	620,000
Operating income (loss)	287,000				272,000					413,000	3,585,000	3,996,000
Other income (expense):
Other										116,000	9,000	568,000
Total other (expense) income										116,000	9,000	568,000
Income (loss) before taxes	287,000				272,000					529,000	3,594,000	4,564,000
Net income (loss)	287,000				272,000					529,000	3,594,000	4,564,000
Other comprehensive income:
Post retirement actuarial gains
Comprehensive income (loss)	287,000				272,000					529,000	3,594,000	4,564,000
Non-Guarantor Companies [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	225,000				54,000					737,000	525,000	822,000
Direct contract expenses	124,000				136,000					486,000	300,000	548,000
Gross profit	101,000				(82,000)					251,000	225,000	274,000
Operating expenses	87,000				69,000					318,000	227,000	88,000
General and administrative	9,000				21,000					44,000	162,000	311,000
Operating income (loss)	5,000				(172,000)					(111,000)	(164,000)	(125,000)
Other income (expense):
Other											(1,000)	(1,000)
Total other (expense) income											(1,000)	(1,000)
Income (loss) before taxes	5,000				(172,000)					(111,000)	(165,000)	(126,000)
Net income (loss)	5,000				(172,000)					(111,000)	(165,000)	(126,000)
Other comprehensive income:
Post retirement actuarial gains
Comprehensive income (loss)	5,000				(172,000)					(111,000)	(165,000)	(126,000)
Eliminations [Member]
Other income (expense):
Equity in net income (loss) of subsidiaries	(292,000)				(100,000)					(418,000)	(3,429,000)	(4,438,000)
Total other (expense) income	(292,000)				(100,000)					(418,000)	(3,429,000)	(4,438,000)
Income (loss) before taxes	(292,000)				(100,000)					(418,000)	(3,429,000)	(4,438,000)
Net income (loss)	(292,000)				(100,000)					(418,000)	(3,429,000)	(4,438,000)
Other comprehensive income:
Post retirement actuarial gains
Comprehensive income (loss)	$ (292,000)				$ (100,000)					$ (418,000)	$ (3,429,000)	$ (4,438,000)